UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: July 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

July 31, 2018

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 11.7%
Consumer Discretionary — 0.6%
Automobiles — 0.6%
Daimler Finance NA LLC, Senior Notes (3 mo. USD LIBOR + 0.250%)	2.613%	11/5/18	$500,000	$500,303	(a)(b)
Consumer Staples — 1.0%
Food & Staples Retailing — 1.0%
Walmart Inc., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.567%	6/23/21	800,000	803,936	(a)
Energy — 1.7%
Oil, Gas & Consumable Fuels — 1.7%
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.780%)	3.080%	3/1/19	875,000	879,342	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.580%)	2.933%	11/10/18	335,000	335,555	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.806%	5/11/20	248,000	249,812	(a)
Total Energy				1,464,709
Financials — 7.5%
Banks — 6.0%
Australia & New Zealand Banking Group Ltd., Senior Notes (3 mo. USD LIBOR + 0.660%)	2.995%	9/23/19	825,000	830,365	(a)(b)
Citibank N.A., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.599%	11/9/18	1,000,000	1,000,526	(a)
Citibank N.A., Senior Notes (3 mo. USD LIBOR + 0.570%)	2.917%	7/23/21	420,000	421,581	(a)
Commonwealth Bank of Australia, Senior Notes (3 mo. USD LIBOR + 0.640%)	3.003%	11/7/19	250,000	251,301	(a)(b)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 0.580%)	2.894%	9/6/19	560,000	562,232	(a)(b)
DBS Group Holdings Ltd., Senior Notes (3 mo. USD LIBOR + 0.490%)	2.811%	6/8/20	300,000	300,678	(a)(b)
ING Bank NV, Senior Notes (3 mo. USD LIBOR + 0.690%)	3.027%	10/1/19	300,000	301,464	(a)(b)
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	2.789%	5/29/20	591,000	592,944	(a)(b)
Sumitomo Mitsui Banking Corp., Senior Notes	2.514%	1/17/20	500,000	494,793
Westpac Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.710%)	3.065%	5/13/19	350,000	351,635	(a)
Total Banks				5,107,519
Capital Markets — 0.8%
UBS AG, Senior Notes (3 mo. USD LIBOR + 0.320%)	2.639%	12/7/18	667,000	667,604	(a)(b)

See Notes to Financial Statements.

Short Term Yield Portfolio 2018 Annual Report	17

Schedule of investments (cont’d)

July 31, 2018

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Insurance — 0.7%
Berkshire Hathaway Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.690%)	3.031%	3/15/19	$581,000	$583,421	(a)
Total Financials				6,358,544
Health Care — 0.4%
Biotechnology — 0.4%
Gilead Sciences Inc., Senior Notes (3 mo. USD LIBOR + 0.220%)	2.545%	3/20/19	374,000	374,323	(a)
Information Technology — 0.5%
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes (3 mo. USD LIBOR + 0.820%)	3.150%	2/22/19	442,000	444,133	(a)
Total Corporate Bonds & Notes (Cost — $9,926,126)				9,945,948
Asset-backed Securities — 0.7%
American Express Credit Account Master Trust, 2013-2 A (1 mo. USD LIBOR + 0.420%)	2.492%	5/17/21	150,000	150,118	(a)
Bank of America Credit Card Trust, 2014-A1 A (1 mo. USD LIBOR + 0.380%)	2.452%	6/15/21	245,000	245,370	(a)
Educational Funding of the South Inc., 2011-1 A2 (3 mo. USD LIBOR + 0.650%)	2.985%	4/25/35	79,492	79,621	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2 (1 mo. USD LIBOR + 0.570%)	2.642%	1/15/22	150,000	150,699	(a)
Total Asset-backed Securities (Cost — $624,423)				625,808
Collateralized Mortgage Obligations(c) — 1.3%
Federal National Mortgage Association (FNMA), 2012-M11 FA (1 mo. USD LIBOR + 0.500%)	2.585%	8/25/19	64,746	64,706	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.405%	12/20/60	104,767	104,836	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.505%	12/20/60	192,196	192,895	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.455%	2/20/61	219,418	219,879	(a)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.485%	3/20/61	116,502	116,799	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.505%	3/20/61	61,316	61,571	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	2.475%	8/20/61	60,339	60,501	(a)
Government National Mortgage Association (GNMA), 2012-H08 FA (1 mo. USD LIBOR + 0.600%)	2.605%	1/20/62	224,126	225,378	(a)
Government National Mortgage Association (GNMA), 2015-H26 FK (1 mo. USD LIBOR + 0.500%)	2.505%	5/20/61	50,723	50,804	(a)
Total Collateralized Mortgage Obligations (Cost — $1,093,884)				1,097,369
Total Investments before Short-term Investments (Cost — $11,644,433)				11,669,125

See Notes to Financial Statements.

18	Short Term Yield Portfolio 2018 Annual Report

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-term Investments — 86.0%
Certificates of Deposit — 50.1%
Bank of Montreal	1.840%	9/11/18	$350,000	$349,917
Bank of Montreal (3 mo. USD LIBOR + 0.250%)	2.583%	10/11/18	500,000	500,000	(a)
Bank of Montreal (3 mo. USD LIBOR + 0.250%)	2.585%	3/18/19	500,000	500,450	(a)
Bank of Montreal (3 mo. USD LIBOR + 0.330%)	2.663%	7/11/19	600,000	600,863	(a)
Bank of Montreal (3 mo. USD LIBOR + 0.320%)	2.653%	7/18/19	250,000	250,320	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.250%)	2.587%	10/12/18	500,000	500,188	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.380%)	2.699%	2/28/19	510,000	510,908	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.280%)	2.605%	3/20/19	500,000	500,642	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.280%)	2.619%	10/15/19	500,000	500,501	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.220%)	2.552%	12/23/19	500,000	500,031	(a)
Bank of Tokyo-Mitsubishi UFJ NY (1 mo. USD LIBOR + 0.380%)	2.453%	10/17/18	300,000	300,163	(a)
Bank of Tokyo-Mitsubishi UFJ NY	2.150%	1/16/19	170,000	169,774
Bank of Tokyo-Mitsubishi UFJ NY (3 mo. USD LIBOR + 0.450%)	2.777%	9/9/19	700,000	701,639	(a)
Barclays Bank PLC	1.990%	8/1/18	250,000	250,000
Barclays Bank PLC (1 mo. USD LIBOR + 0.190%)	2.279%	2/1/19	500,000	500,000	(a)
BNP Paribas NY Branch	2.520%	3/6/19	500,000	500,022
BNP Paribas SA	1.610%	8/17/18	500,000	499,910
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.190%)	2.259%	8/24/18	250,000	250,043	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.230%)	2.549%	12/7/18	300,000	300,212	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.230%)	2.593%	2/4/19	250,000	250,221	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.210%)	2.543%	6/13/19	100,000	100,089	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.210%)	2.573%	8/5/19	575,000	575,143	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.410%)	2.735%	9/20/19	500,000	501,197	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.220%)	2.559%	12/27/19	500,000	500,032	(a)
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.180%)	2.266%	10/5/18	250,000	250,071	(a)
Cooperatieve Rabobank U.A.	1.720%	10/19/18	800,000	799,095
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.180%)	2.244%	2/25/19	650,000	649,978	(a)
Credit Agricole CIB	1.570%	8/10/18	780,000	779,945

See Notes to Financial Statements.

Short Term Yield Portfolio 2018 Annual Report	19

Schedule of investments (cont’d)

July 31, 2018

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Credit Agricole Corporate and Investment Bank (3 mo. USD LIBOR + 0.470%)	2.791%	6/3/19	$336,000	$336,796	(a)
Credit Agricole Corporate and Investment Bank (3 mo. USD LIBOR + 0.250%)	2.592%	1/21/20	500,000	500,000	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.250%)	2.342%	8/1/18	250,000	250,003	(a)
Credit Suisse NY (3 mo. USD LIBOR + 0.340%)	2.679%	4/9/19	580,000	580,530	(a)
DnB NOR Bank ASA	1.680%	10/19/18	1,066,000	1,064,837
Mizuho Bank Ltd.	1.550%	8/23/18	250,000	249,925
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.310%)	2.397%	9/6/18	1,000,000	1,000,000	(a)
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.500%)	2.835%	9/24/18	792,000	792,194	(a)
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.430%)	2.785%	11/13/18	763,000	763,855	(a)
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.400%)	2.731%	1/10/19	250,000	250,377	(a)
National Bank of Canada	1.660%	9/21/18	1,360,000	1,359,210
National Bank of Canada (1 mo. USD LIBOR + 0.230%)	2.311%	9/21/18	500,000	500,173	(a)
National Bank of Canada (3 mo. USD LIBOR + 0.200%)	2.563%	5/8/19	500,000	500,018	(a)
Natixis NY	1.600%	8/23/18	2,000,000	1,999,557
Nordea Bank AB (3 mo. USD LIBOR + 0.200%)	2.536%	3/14/19	300,000	300,376	(a)
Norinchukin Bank	2.400%	9/24/18	1,000,000	1,000,484
Norinchukin Bank	1.750%	10/12/18	275,000	274,767
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.190%)	2.276%	9/4/18	500,000	500,048	(a)
Royal Bank of Canada	2.410%	9/24/18	1,000,000	1,000,407
Royal Bank of Canada	1.700%	10/5/18	715,000	714,340
Royal Bank of Canada (3 mo. USD LIBOR + 0.280%)	2.612%	3/22/19	250,000	250,340	(a)
Skandinaviska Enskilda Banken AB (1 mo. USD LIBOR + 0.270%)	2.356%	11/5/18	518,000	518,234	(a)
Societe Generale NY	2.180%	1/23/19	250,000	249,656
Societe Generale NY	2.267%	2/1/19	1,000,000	1,000,000
Standard Chartered Bank (1 mo. USD LIBOR + 0.250%)	2.324%	8/13/18	1,000,000	1,000,127	(a)
Standard Chartered Bank (3 mo. USD LIBOR + 0.150%)	2.493%	4/2/19	1,000,000	1,000,028	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.310%)	2.397%	9/6/18	1,500,000	1,500,378	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.390%)	2.709%	12/7/18	940,000	941,318	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.370%)	2.706%	1/17/19	1,000,000	1,001,299	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.460%)	2.803%	5/15/19	400,000	401,008	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.370%)	2.703%	7/11/19	250,000	250,383	(a)

See Notes to Financial Statements.

20	Short Term Yield Portfolio 2018 Annual Report

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.370%)	2.728%	1/31/20	$250,000	$250,239	(a)
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.180%)	2.267%	8/6/18	250,000	250,013	(a)
Svenska Handelsbanken NY (3 mo. USD LIBOR + 0.350%)	2.705%	8/13/18	250,000	250,023	(a)
Svenska Handelsbanken NY (3 mo. USD LIBOR + 0.210%)	2.568%	2/1/19	750,000	750,467	(a)
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.290%)	2.376%	2/4/19	400,000	400,252	(a)
Svenska Handelsbanken NY (3 mo. USD LIBOR + 0.200%)	2.533%	3/13/19	300,000	300,499	(a)
Swedbank AB (1 mo. USD LIBOR + 0.160%)	2.237%	1/28/19	1,000,000	999,923	(a)
Swedbank AB (1 mo. USD LIBOR + 0.190%)	2.259%	2/25/19	1,000,000	999,976	(a)
Toronto Dominion Bank NY (1 mo. USD LIBOR + 0.200%)	2.273%	8/17/18	500,000	500,070	(a)
Toronto Dominion Bank NY	1.600%	8/22/18	500,000	499,878
Toronto Dominion Bank NY	1.600%	8/24/18	1,700,000	1,699,539
Westpac Banking Corp.	2.060%	11/1/18	1,250,000	1,249,309
Total Certificates of Deposit (Cost — $42,772,770)				42,792,210
Commercial Paper — 32.8%
ABN AMRO Funding USA LLC	2.378%	9/5/18	1,000,000	997,935	(d)(e)
ASB Finance Ltd. (1 mo. USD LIBOR + 0.230%)	2.297%	9/12/18	500,000	500,154	(a)(e)
Australia & New Zealand Banking Group Ltd. (1 mo. USD LIBOR + 0.170%)	2.256%	9/5/18	1,135,000	1,135,252	(a)(e)
Bank of Nova Scotia	2.114%	1/4/19	500,000	494,823	(d)(e)
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.230%)	2.316%	10/10/18	500,000	500,187	(a)(e)
BNZ International Funding Ltd. (3 mo. USD LIBOR + 0.200%)	2.539%	4/16/19	750,000	750,391	(a)(b)
BPCE SA	2.639%	1/18/19	300,000	296,467	(d)(e)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.170%)	2.260%	8/3/18	250,000	250,007	(a)(e)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.190%)	2.276%	9/10/18	250,000	250,065	(a)(e)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.200%)	2.278%	10/11/18	250,000	250,078	(a)(e)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.230%)	2.309%	1/18/19	1,000,000	1,000,230	(a)(e)
Credit Agricole Corporate and Investment Bank	2.280%	10/1/18	1,000,000	996,457	(d)
Danske Corp.	2.291%	8/13/18	750,000	749,463	(d)(e)

See Notes to Financial Statements.

Short Term Yield Portfolio 2018 Annual Report	21

Schedule of investments (cont’d)

July 31, 2018

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Danske Corp.	2.301%	9/5/18	$1,000,000	$997,955	(d)(e)
Danske Corp.	2.399%	10/9/18	350,000	348,481	(d)(e)
DBS Bank Ltd.	2.208%	9/13/18	725,000	723,144	(d)
DnB NOR Bank ASA	2.325 - 2.479%	8/24/18	640,000	639,182	(d)(e)
DnB NOR Bank ASA	2.400%	11/7/18	1,000,000	993,895	(d)
HSBC Bank PLC (1 mo. USD LIBOR + 0.420%)	2.497%	9/27/18	500,000	500,332	(a)(e)
HSBC Bank PLC (1 mo. USD LIBOR + 0.200%)	2.286%	11/5/18	250,000	250,063	(a)(e)
HSBC Bank PLC (3 mo. USD LIBOR + 0.180%)	2.509%	2/22/19	900,000	901,027	(a)(e)
HSBC USA Inc.	2.546%	4/12/19	500,000	490,668	(d)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.210%)	2.288%	9/11/18	700,000	700,064	(a)
ING U.S. Funding LLC (3 mo. USD LIBOR + 0.160%)	2.499%	1/7/19	475,000	475,257	(a)
JPMorgan Securities LLC	2.470%	9/24/18	1,000,000	996,779	(d)
JPMorgan Securities LLC	2.302%	1/31/19	500,000	493,698	(d)(e)
JPMorgan Securities LLC	2.502%	3/5/19	500,000	492,333	(d)(e)
Mitsubishi UFJ Trust & Banking NY	2.420%	8/1/18	1,000,000	999,947	(d)(e)
Mitsubishi UFJ Trust & Banking NY	2.362%	9/6/18	1,000,000	997,896	(d)(e)
Ontario Teachers’ Finance Trust	2.462%	10/4/18	1,000,000	996,131	(b)(d)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.210%)	2.282%	8/28/18	288,000	288,037	(a)(e)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.280%)	2.377%	11/9/18	532,000	532,247	(a)(b)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.250%)	2.336%	1/10/19	550,000	550,118	(a)(e)
Reckitt Benckiser Treasury	2.397%	8/20/18	400,000	399,563	(d)
Royal Bank of Canada	2.051%	10/15/18	250,000	248,839	(d)
Societe Generale SA	2.327%	8/31/18	250,000	249,576	(d)(e)
UBS AG	2.361%	9/4/18	500,000	498,998	(d)(e)
UBS AG	2.372%	10/3/18	500,000	498,080	(d)
UBS AG (3 mo. USD LIBOR + 0.230%)	2.593%	11/8/18	1,250,000	1,251,280	(a)(e)
UBS AG (1 mo. USD LIBOR + 0.320%)	2.401%	12/21/18	300,000	300,171	(a)(e)
United Overseas Bank Ltd.	2.230%	8/24/18	350,000	349,537	(d)(e)
United Overseas Bank Ltd.	2.300%	9/10/18	2,110,000	2,105,052	(d)(e)
Westpac Banking Corp.	0.060%	8/13/18	250,000	250,025	(d)(e)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.330%)	2.407%	2/27/19	305,000	305,294	(a)(b)
Total Commercial Paper (Cost — $27,988,650)				27,995,178
Time Deposits — 3.0%
Abbey National Treasury Services (Cost — $2,586,000)	1.900%	8/1/18	2,586,000	2,586,000

See Notes to Financial Statements.

22	Short Term Yield Portfolio 2018 Annual Report

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Bills — 0.1%
U.S. Treasury Bills (Cost — $98,887)	1.864%	8/23/18	$99,000	$98,887	(d)
Total Short-Term Investments (Cost — $73,446,307)				73,472,275
Total Investments — 99.7% (Cost — $85,090,740)				85,141,400
Other Assets in Excess of Liabilities — 0.3%				285,623
Total Net Assets — 100.0%				$85,427,023

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Rate shown represents yield-to-maturity.

(e)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Financial Statements.

Short Term Yield Portfolio 2018 Annual Report	23

Statement of assets and liabilities

July 31, 2018

Assets:
Investments, at value (Cost — $85,090,740)	$85,141,400
Cash	1,003,183
Interest receivable	330,034
Prepaid expenses	214
Total Assets	86,474,831

Liabilities:
Payable for securities purchased	1,000,000
Trustees’ fees payable	113
Accrued expenses	47,695
Total Liabilities	1,047,808
Total Net Assets	$85,427,023

Represented by:
Paid-in capital	$85,427,023

See Notes to Financial Statements.

24	Short Term Yield Portfolio 2018 Annual Report

Statement of operations

For the Year Ended July 31, 2018

Investment Income:
Interest	$1,581,180

Expenses:
Investment management fee (Note 2)	79,898
Audit and tax fees	41,788
Legal fees	24,902
Fund accounting fees	24,699
Custody fees	2,379
Trustees’ fees	2,315
Commitment fees (Note 5)	841
Interest expense	276
Miscellaneous expenses	9,376
Total Expenses	186,474
Less: Fee waivers and/or expense reimbursements (Note 2)	(79,898)
Net Expenses	106,576
Net Investment Income	1,474,604

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment transactions	9,845
Change in Net Unrealized Appreciation (Depreciation) From Investments	(12,937)
Net Loss on Investments	(3,092)
Increase in Net Assets From Operations	$1,471,512

See Notes to Financial Statements.

Short Term Yield Portfolio 2018 Annual Report	25

Statements of changes in net assets

For the Years Ended July 31,	2018	2017

Operations:
Net investment income	$1,474,604	$660,122
Net realized gain (loss)	9,845	(1,810)
Change in net unrealized appreciation (depreciation)	(12,937)	58,011
Increase in Net Assets From Operations	1,471,512	716,323

Capital Transactions:
Proceeds from contributions	245,132,531	9,984
Value of withdrawals	(220,220,971)	(94,867)
Increase (Decrease) in Net Assets From Capital Transactions	24,911,560	(84,883)
Increase in Net Assets	26,383,072	631,440

Net Assets:
Beginning of year	59,043,951	58,412,511
End of year	$85,427,023	$59,043,951

See Notes to Financial Statements.

26	Short Term Yield Portfolio 2018 Annual Report

Financial highlights

For the years ended July 31, unless otherwise noted:
	2018	2017	2016	2015[1]

Net assets, end of year (millions)	$85	$59	$58	$58
Total return[2]	1.79%	1.23%	0.71%	0.12%

Ratios to average net assets:
Gross expenses	0.23%	0.27%	0.26%	0.41%[3]
Net expenses[4]	0.13	0.17	0.16	0.20 [3]
Net investment income	1.85	1.12	0.61	0.23 [3]

Portfolio turnover rate	29%	19%	36%	15%

[1]	For the period August 26, 2014 (inception date) to July 31, 2015.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Short Term Yield Portfolio 2018 Annual Report	27

Notes to financial statements

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At July 31, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

28	Short Term Yield Portfolio 2018 Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Short Term Yield Portfolio 2018 Annual Report	29

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$9,945,948	—	$9,945,948
Asset-backed securities	—	625,808	—	625,808
Collateralized mortgage obligations	—	1,097,369	—	1,097,369
Total long-term investments	—	11,669,125	—	11,669,125
Short-term investments†:
Certificates of deposit	—	42,792,210	—	42,792,210
Commercial paper	—	27,995,178	—	27,995,178
Time deposits	—	2,586,000	—	2,586,000
U.S. Treasury bills	—	98,887	—	98,887
Total short-term investments	—	73,472,275	—	73,472,275
Total investments	—	$85,141,400	—	$85,141,400

†	See Schedule of Investments for additional detailed categorizations.

(b) Method of allocation. Net investment income and net realized and unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among investors in the Portfolio.

(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

30	Short Term Yield Portfolio 2018 Annual Report

(e) Concentration risk. Under normal circumstances, the Portfolio will invest at least 25% of its assets in securities issued by companies in the financial services industry. The Portfolio is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services industry than a fund that does not concentrate its investments in the financial services industry.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(h) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

Short Term Yield Portfolio 2018 Annual Report	31

Notes to financial statements (cont’d)

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

Expense amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended July 31, 2018, fees waived and/or expenses reimbursed amounted to $79,898.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive placement agent.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended July 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$4,081,208	$163
Sales	9,433,664	442,977

At July 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$85,090,740	$59,163	$(8,503)	$50,660

4. Derivative instruments and hedging activities

During the year ended July 31, 2018, the Portfolio did not invest in derivative instruments.

5. Redemption facility

The Portfolio and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will

32	Short Term Yield Portfolio 2018 Annual Report

terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the year ended July 31, 2018, the Portfolio incurred a commitment fee in the amount of $841. The Portfolio did not utilize the Redemption Facility during the year ended July 31, 2018.

6. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Portfolio has adopted the amendments to Regulation S-X and, upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

Short Term Yield Portfolio 2018 Annual Report	33

Report of independent registered public

accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Short Term Yield Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Portfolio”) as of July 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended July 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of July 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the year ended July 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Portfolio as of and for the year ended July 31, 2017 and the financial highlights for each of the periods ended on or prior to July 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated September 18, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian, and brokers. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, MD

September 17, 2018

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not determined the specific year we began serving as auditor.

34	Short Term Yield Portfolio 2018 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Short Term Yield Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling the Portfolio at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Short Term Yield Portfolio	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron*
Year of birth	1945
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1994 (Chair of the Board since 2018)
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

36	Short Term Yield Portfolio

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Interested Trustee and Officer:
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	139
Other board memberships held by Trustee during past five years	None

Short Term Yield Portfolio	37

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

38	Short Term Yield Portfolio

Additional Officers cont’d
Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2011 and since 2017
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Short Term Yield Portfolio	39

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

*	Effective January 1, 2018, Ms. Heilbron became Chair.

40	Short Term Yield Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2017 and July 31, 2018 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,350 in July 31, 2017 and $36,050 in July 31, 2018.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2017 and $0 in July 31, 2018.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $4,020 in July 31, 2017 and $4,100 in July 31, 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Master Portfolio Trust, were $0 in July 31, 2017 and $2,773 in July 31, 2018.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for July 31, 2017 and July 31, 2018; Tax Fees were 100% and 100% for July 31, 2017 and July 31, 2018; and Other Fees were 100% and 100% for July 31, 2017 and July 31, 2018.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in July 31, 2017 and $472,645 in July 31, 2018.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Susan B. Kerley

R. Richardson Pettit

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 23, 2018